GOODWILL (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2011	Dec. 31, 2009
Goodwill [Line Items]
Goodwill, Gross	$ 0
Goodwill, Impaired, Accumulated Impairment Loss	0
Goodwill	0		86,036
Goodwill, Acquired During Period	28,007
Goodwill, Acquired During Period Net	28,007
Goodwill, Impairment Loss	0	81,590
Goodwill, Impairment Loss Net	0
Goodwill, Gross	28,007
Goodwill, Impaired, Accumulated Impairment Loss	0	81,590
Goodwill	28,007		86,036
Shipping industry [Member]
Goodwill [Line Items]
Goodwill, Gross	0
Goodwill, Impaired, Accumulated Impairment Loss	0
Goodwill	0
Goodwill, Acquired During Period	0
Goodwill, Acquired During Period Net	0
Goodwill, Impairment Loss	0
Goodwill, Impairment Loss Net	0
Goodwill, Gross	0
Goodwill, Impaired, Accumulated Impairment Loss	0
Goodwill	0
Coal industry [Member]
Goodwill [Line Items]
Goodwill, Gross	0
Goodwill, Impaired, Accumulated Impairment Loss	0
Goodwill	0
Goodwill, Acquired During Period	28,007
Goodwill, Acquired During Period Net	28,007
Goodwill, Impairment Loss	0
Goodwill, Impairment Loss Net	0
Goodwill, Gross	28,007
Goodwill, Impaired, Accumulated Impairment Loss	0
Goodwill	$ 28,007